PIMCO Funds

Supplement Dated April 22, 2022 to the

Municipal Value Funds Prospectus dated July 30, 2021,

as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management), a PIMCO company, (“Gurtin”) serves as sub-adviser to the Funds pursuant to a Sub-Advisory Agreement between PIMCO and Gurtin (the “Sub-Advisory Agreement”).

As previously disclosed in a supplement dated March 31, 2022, PIMCO has notified Gurtin of PIMCO’s intention to terminate the Sub-Advisory Agreement with respect to each Fund (the “Termination”). Upon the effectiveness of the Termination, all references to Gurtin in the Prospectus relating to services provided by Gurtin to the Funds are deleted in their entirety.

This supplement confirms that the effective date of the Termination will be April 29, 2022. Accordingly, effective April 29, 2022, all references to Gurtin in the Prospectus relating to services provided by Gurtin to the Funds are deleted in their entirety.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement Dated April 22, 2022 to the

Statement of Additional Information dated July 30, 2021,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (the “Funds”)

As currently disclosed, Pacific Investment Management Company LLC (“PIMCO”) serves as investment adviser to the Funds, and Gurtin Fixed Income Management, LLC (d/b/a Gurtin Municipal Bond Management), a PIMCO company, (“Gurtin”) serves as sub-adviser to the Funds pursuant to a Sub-Advisory Agreement between PIMCO and Gurtin (the “Sub-Advisory Agreement”).

As previously disclosed in a supplement dated March 31, 2022, PIMCO has notified Gurtin of PIMCO’s intention to terminate the Sub-Advisory Agreement with respect to each Fund (the “Termination”). Upon the effectiveness of the Termination, all references to Gurtin in the SAI relating to services provided by Gurtin to the Funds are deleted in their entirety.

This supplement confirms that the effective date of the Termination will be April 29, 2022. Accordingly, effective April 29, 2022, all references to Gurtin in the SAI relating to services provided by Gurtin to the Funds are deleted in their entirety.

Investors Should Retain This Supplement For Future Reference

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